Long-Term Debt (Narrative) (Details) $ in Millions, $ in Millions									12 Months Ended
	Feb. 16, 2024	Jan. 30, 2024 USD ($)	Dec. 19, 2023 USD ($)	Oct. 19, 2023 USD ($)	Aug. 18, 2023 CAD ($)	May 24, 2023 USD ($)	May 02, 2023 CAD ($)	Mar. 24, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Debt Instrument [Line Items]
Available capacity under existing agreements									$ 2,773	$ 3,155
Repayment of long-term debt									$ 151	$ 367
Senior unsecured bonds due March 1, 2029 | TEC | Subsequent event | Florida Electric Utility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500
Maturity date		Mar. 01, 2029
Stated interest rate		4.90%
5-year credit facility | TEC | Subsequent event | Florida Electric Utility [Member]
Debt Instrument [Line Items]
Repayment of long-term debt		$ 497
Debt term		5 years
Unsecured notes due November 15, 2032 and March 24, 2053 | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Debt instrument, face amount								$ 500
Unsecured notes due November 15, 2032 | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Debt instrument, face amount								$ 300
Maturity date								Nov. 15, 2032
Stated interest rate								4.95%
Unsecured notes due March 24, 2053 | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Debt instrument, face amount								$ 200
Maturity date								Mar. 24, 2053
Stated interest rate								5.36%
Senior notes due December 19, 2028, December 19, 2033 and December 19, 2053 | PGS | Gas Utilities and Infrastructure [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 925
Senior notes due December 19, 2028 | PGS | Gas Utilities and Infrastructure [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 350
Maturity date			Dec. 19, 2028
Stated interest rate			5.42%
Senior notes due December 19, 2033 | PGS | Gas Utilities and Infrastructure [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 350
Maturity date			Dec. 19, 2033
Stated interest rate			5.63%
Senior notes due December 19, 2053 | PGS | Gas Utilities and Infrastructure [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 225
Maturity date			Dec. 19, 2053
Stated interest rate			5.94%
Senior unsecured notes due October 19, 2033 | NMGC | Gas Utilities and Infrastructure [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 100
Maturity date				Oct. 19, 2033
Stated interest rate				6.36%
Non-revolving term loan due May 24, 2028 | GBPC | Other Electric Utilities [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 28
Maturity date						May 24, 2028
Stated interest rate						4.00%
Non-revolving term facility due February 19, 2025 | Emera
Debt Instrument [Line Items]
Debt instrument, face amount					$ 400
Maturity date					Feb. 19, 2024
Non-revolving term facility due February 19, 2025 | Emera | Subsequent event
Debt Instrument [Line Items]
Maturity date	Feb. 19, 2025
Senior unsecured notes due May 2, 2030 | Emera
Debt Instrument [Line Items]
Debt instrument, face amount							$ 500
Maturity date							May 02, 2030
Stated interest rate							4.84%